SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                         Commission File Number 33-51218
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                           NOTIFICATION OF LATE FILING


(Check One):   [_] Form 10-K    [_] Form 11-K    [_] Form 20-F    [X] Form 10-Q
               [_] Form N-SAR

                         For Period Ended: Oct 15, 2005

     [_] Transition Report on Form 10-K

     [_] Transition Report on Form 20-F

     [_] Transition Report on Form 11-K

     [x] Transition Report on Form 10-Q

     [_] Transition Report on Form N-SAR

         For the Transition Period Ended:  Jan 15, 2006

Read attached instruction sheet before preparing form. Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

                                     PART I
                             REGISTRANT INFORMATION

                          MEDISCIENCE TECHNOLOGY CORP.



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Full Name of Registrant


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Former Name if Applicable


1235 Folkestone Way
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Address of Principal Executive Office (Street and Number)


Cherry Hill, NJ  08034
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City, State and Zip Code


                                     PART II
                             RULE 12b-25(b) AND (c)

      If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

     |    (a) The reasons described in reasonable detail in Part III of this
     |         form could not be eliminated without unreasonable effort or
     |         expense;
     |
     |    (b) The subject annual report, semi-annual report, transition report
     |         on Form 10-Q, Form 20-F, Form 11-K or Form N-SAR, or portion
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     |         thereof will be filed on or before the 15th calendar day
     |         following the prescribed due date; or the subject quarterly
     |         report or transition report on Form 10-Q, or portion thereof will
                                                                            ----
     |         be filed on or before the fifth SEC applicable calendar day
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     |         following the prescribed due date of Jan 15, 2006; and
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         (c) The accountant's statement or other exhibit required by Rule |
     12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

State below in reasonable detail why the Form 10-Q, 11-K, 20-F 10-Q, N-SAR or
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the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)

The registrant is presently engaged in commercializing its first FDA filed (JAN 5, 2006) application, has recently engaged a full-time CFO Frank Benick (see 8-K filings) and at present, has only three non-research full time employees, its Chairman of the Board CEO, Peter Katevatis, Michael Engelhart Pres/COO, and CFO Frank Benick. In the period since Nov. 15, 2005 to Jan 15, 2006 the parties have devoted substantianaly all of their time and effort to the negotiation, funding and supervision of existing and prospective business and FDA relationships all of which are of critical importance to the registrant's future, including the orderly proper implementation of Sarbanes-Oxley corporate governance obligations. Despite this prioritization of time registrant expects to file its quarterly report on Form 10-Q for Jan 15, 2006 on or prior to Jan 21 or before the fifth SEC applicable calendar date following the prescribed due date of Jan 15, 2006.

     The delay in filing the registrant's quarterly Report on Form 10-Q is not due to any change in or disagreement with the registrant's accountants on financial statement or other required "material" disclosures now governed by Sarbanes-Oxley.

                                     PART IV
                                OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

          Peter Katevatis               (215) 485 0362 or (215) 763- 4803
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               (Name)                     (Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                                 [X] Yes  [_] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                                 [_] Yes  [X] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                          Mediscience Technology Corp.
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                  (Name of Registrant as Specified in Charter)
   Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date Jan 12, 2006                By   ss/pk
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                                     Peter Katevatis, Chairman of the Board, CEO

     INSTRUCTION: The form may be signed by an executive officer of the Registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.
                                    ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see 18 U.S.C. 1001).
                              GENERAL INSTRUCTIONS

     1. This form is required by Rule 12b-25 of the General Rules and Regulations under the Securities Exchange Act of 1934.

     2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

     3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

     4. Amendments to the notifications must also be filed on Form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

     5. ELECTRONIC FILERS. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T.